The Company, basis of presentation and significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
The Company, basis of presentation and significant accounting policies
Schedule of subsidiaries exempt from applying certain legal requirements
Companies exempt from applying certain legal requirements

Name of the company	Registered office of the company

Ärztliches Versorgungszentrum Ludwigshafen GmbH im Lusanum	Ludwigshafen am Rhein, Germany
DiZ München Nephrocare GmbH	Munich, Germany
ET Software Developments GmbH	Heidelberg, Germany
Fresenius Medical Care Beteiligungsgesellschaft mbH	Bad Homburg v. d. Höhe, Germany
Fresenius Medical Care Deutschland GmbH	Bad Homburg v. d. Höhe, Germany
Fresenius Medical Care EMEA Management GmbH	Bad Homburg v. d. Höhe, Germany
Fresenius Medical Care Frankfurt am Main GmbH	Frankfurt am Main, Germany
Fresenius Medical Care GmbH	Bad Homburg v. d. Höhe, Germany
Fresenius Medical Care Investment GmbH	Bad Homburg v. d. Höhe, Germany
Fresenius Medical Care US Beteiligungsgesellschaft mbH	Bad Homburg v. d. Höhe, Germany
Fresenius Medical Care US Vermögensverwaltungs GmbH & Co. KG	Bad Homburg v. d. Höhe, Germany
Fresenius Medical Care US Zwei Vermögensverwaltungs GmbH & Co. KG	Bad Homburg v. d. Höhe, Germany
Fresenius Medical Care Ventures GmbH	Bad Homburg v. d. Höhe, Germany
Medizinisches Versorgungszentrum Berchtesgaden GmbH	Berchtesgaden, Germany
MVZ Gelsenkirchen-Buer GmbH	Gelsenkirchen, Germany
Nephrocare Ahrensburg GmbH	Ahrensburg, Germany
Nephrocare Augsburg GmbH	Augsburg, Germany
Nephrocare Berlin-Weißensee GmbH	Berlin, Germany
Nephrocare Betzdorf GmbH	Betzdorf, Germany
Nephrocare Bielefeld GmbH	Bielefeld, Germany
Nephrocare Buchholz GmbH	Buchholz, Germany
Nephrocare Daun GmbH	Daun, Germany
Nephrocare Deutschland GmbH	Bad Homburg v. d. Höhe, Germany
Nephrocare Döbeln GmbH	Döbeln, Germany
Nephrocare Dortmund, GmbH	Dortmund, Germany
Nephrocare Friedberg GmbH	Friedberg, Germany
Nephrocare Grevenbroich GmbH	Grevenbroich, Germany
Nephrocare Hagen GmbH	Hagen, Germany
Nephrocare Hamburg-Altona GmbH	Hamburg, Germany
Nephrocare Hamburg-Barmbek GmbH	Hamburg, Germany
Nephrocare Hamburg-Süderelbe GmbH	Hamburg, Germany
Nephrocare Ingolstadt GmbH	Ingolstadt, Germany
Nephrocare Kaufering GmbH	Kaufering, Germany
Nephrocare Krefeld GmbH	Krefeld, Germany
Nephrocare Lahr GmbH	Lahr, Germany
Nephrocare Leverkusen GmbH	Leverkusen, Germany
Nephrocare Ludwigshafen GmbH	Ludwigshafen am Rhein, Germany
Nephrocare Mannheim GmbH	Mannheim, Germany
Nephrocare Mönchengladbach GmbH	Mönchengladbach, Germany
Nephrocare Mühlhausen GmbH	Mühlhausen, Germany
Nephrocare München-Ost GmbH	Munich, Germany
Nephrocare Münster GmbH	Münster, Germany
Nephrocare MVZ Aalen GmbH	Aalen, Germany
Nephrocare Oberhausen GmbH	Oberhausen, Germany
Nephrocare Papenburg GmbH	Papenburg, Germany
Nephrocare Pirmasens GmbH	Pirmasens, Germany
Nephrocare Püttlingen GmbH	Püttlingen, Germany
Nephrocare Recklinghausen GmbH	Recklinghausen, Germany
Nephrocare Rostock GmbH	Rostock, Germany
Nephrocare Salzgitter GmbH	Salzgitter, Germany
Nephrocare Schrobenhausen GmbH	Schrobenhausen, Germany
Nephrocare Starnberg GmbH	Starnberg, Germany
Nephrocare Wetzlar GmbH	Wetzlar, Germany
Nephrocare Witten GmbH	Witten, Germany
Nephrologisch-Internistische Versorgung Ingolstadt GmbH	Ingolstadt, Germany
Nova Med GmbH Vertriebsgesellschaft für medizinischtechnische Geräte und Verbrauchsartikel	Bad Homburg v. d. Höhe, Germany
VIVONIC GmbH	Sailauf, Germany
Zentrum für Nieren- und Hochdruckkrankheiten Bensheim GmbH	Bensheim, Germany

Schedule of foreign currency translation

Exchange rates

	December 31, 2019	December 31, 2018	2019	2018	2017
	spot exchange rate in €	spot exchange rate in €	average exchange rate in €	average exchange rate in €	average exchange rate in €

1 U.S. dollar	0.89015	0.87336	0.89328	0.84678	0.88519

Reconciliation of lease liabilities upon initial application of IFRS 16

Reconciliation of lease liabilities upon the initial application of IFRS 16 in € THOUS

Future minimum rental payments as of December 31, 2018 (IAS 17)	5,527,638
less short-term leases	(21,936)
less leases of low-value assets	(34,145)
other	(25,169)
Gross lease liabilities as of January 1, 2019	5,446,388
Discounting	(893,957)
Lease liabilities as a result of the initial application of IFRS 16 as of January 1, 2019	4,552,431
Lease liabilities from capital leases as of December 31, 2018 (IAS 17)	36,144
Lease liabilities as of January 1, 2019	4,588,575